Schedule of Other-Than-Temporary Impairment Losses by Asset Type (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	$ 654	$ (12,410)	$ (2,195)
Included in OCI		3,464	(3,259)
Net	654	(8,946)	(5,454)
Municipal
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(499)	(1,727)
Net	(499)	(1,727)
Corporate
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross			(2,301)
Included in OCI			(476)
Net			(2,777)
Residential mortgage-backed securities ("RMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	43	28	(531)
Included in OCI			(360)
Net	43	28	(891)
Commercial mortgage-backed securities ("CMBS")
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross		(8,392)
Included in OCI		3,464	(2,423)
Net		(4,928)	(2,423)
Fixed income securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	(456)	(10,091)	(2,832)
Included in OCI		3,464	(3,259)
Net	(456)	(6,627)	(6,091)
Mortgage loans
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross	1,110	(1,832)	637
Net	1,110	(1,832)	637
Equity securities
Other Than Temporary Impairment Losses By Asset Type [Line Items]
Gross		(487)
Net		$ (487)